Assets Classified as Held for Sale - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
China Aviation Supplies Co Ltd [Member]
Disclosure of assets held for sale [line items]
Assets classified as held for sale	¥ 2	¥ 6